Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (BALANCE SHEETS) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 183,025	$ 154,308	$ 207,438	$ 284,643
Term deposits	494,065	492,699
Short-term investments	29,384	301,995
Prepaid expenses and other current assets	37,638	34,080
Amounts due from related parties	1,047	62,411
Equity method investment-current		60,508
Total current assets	763,203	1,122,587
Long-term investments	320,414	107,842
Other non-current assets	21,844	6,784
TOTAL ASSETS	1,149,153	1,385,686
Current liabilities:
Accrued expenses and other payables	24,094	33,314
Promissory notes to related parties	303	61,062
Income tax payable	9,229	2,077
Total current liabilities	46,044	115,262
TOTAL LIABILITIES	46,774	115,418
Equity:
Additional paid-in capital	1,224,393	1,285,283
Accumulated deficit	(137,266)	(197,726)
Accumulated other comprehensive income	7,774	174,781
Total Renren Inc. shareholders' equity	1,102,638	1,270,145
TOTAL LIABILITIES AND EQUITY	1,149,153	1,385,686
Class A ordinary shares [Member]
Equity:
Ordinary shares	720	790
Class B ordinary shares [Member]
Equity:
Ordinary shares	305	305
Parent Company [Member]
Current assets:
Cash and cash equivalents	95,485	82,586	153,390	247,215
Term deposits	139,890	392,699
Short-term investments	28,139	300,701
Prepaid expenses and other current assets	3,048	15,199
Amounts due from subsidiaries	933,496	418,079
Amounts due from related parties	419
Equity method investment-current		60,508
Total current assets	1,200,477	1,269,772
Long-term investments	83,403	101,025
Investment in subsidiaries	(192,061)	(37,945)
Other non-current assets	18,460
TOTAL ASSETS	1,110,279	1,332,852
Current liabilities:
Accrued expenses and other payables	1,614	1,823
Promissory notes to related parties		60,884
Income tax payable	6,027
Total current liabilities	7,641	62,707
TOTAL LIABILITIES	7,641	62,707
Equity:
Additional paid-in capital	1,224,393	1,285,283
Accumulated deficit	(130,554)	(191,014)
Accumulated other comprehensive income	7,774	174,781
Total Renren Inc. shareholders' equity	1,102,638	1,270,145
TOTAL LIABILITIES AND EQUITY	1,110,279	1,332,852
Parent Company [Member] | Class A ordinary shares [Member]
Equity:
Ordinary shares	720	790
Parent Company [Member] | Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305